Lease	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Lease
15. LEASE
Operating Leases
The Company entered into various operating lease agreements, which consist of real property and office equipment with lease periods expiring between fiscal years 2023 and 2033. The Company recognized leased assets in operating lease assets of US$8,149 and US$14,134 thousand and corresponding accrued expenses and other current liabilities of US$3,204 and US$2,343 thousand, and other long-term
liabilities
of US$4,908 and US$12,696 thousand, as of December 31, 2022 and 2023, respectively. The weighted average remaining lease term was 3.14 years and 8.07 years, and the weighted average discount rate was 2.38% and 2.56% as of December 31, 2022 and 2023, respectively.

The aggregate future lease payments for the operating leases under the operating leases as of December 31, 2023, were as follows:

Operating Lease Obligations
Fiscal Year:
2024	$2,687
2025	2,329
2026	2,010
2027	1,522
2028	1,303
2029 and thereafter	6,688

Total	16,539
Less imputed interest	1,500

Present value of lease liabilities	15,039
Less operating lease liabilities-current	2,343

Long-term operating lease liabilities	$12,696

Operating lease expenses for the years ended December 31, 2021, 2022 and 2023 are US$4,574 thousand, US$4,820 thousand, and US$5,261 thousand, respectively. For the supplemental cash flow information related to lease, the cash paid for amounts included in the measurement of operating lease liabilities was US$3,502 thousand, US$3,642 thousand and US$3,825 thousand for the year ended December 31, 2021, 2022 and 2023, respectively.